Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (115)	$ 1,482	$ (1,677)	$ (12,543)
Effective Portion Reclassified from AOCI	(424)	0	(1,186)	0
Ineffective Portion	(7)	(3)	(762)	(59)
Interest Expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(115)	1,482	(1,677)	(12,543)
Effective Portion Reclassified from AOCI	(424)	0	(1,186)	0
Ineffective Portion	$ (7)	$ (3)	$ (762)	$ (59)